Exceptional Items - Summary of Exceptional Items (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost of sales:
Derecognition of right-of-use assets and lease liabilities	$ 0		$ 22
Gain on lease termination	0		30
Provisions charged to income statement (incl onerous contracts)	(54)
Administrative expenses:
Administrative expenses	(364)	$ (300)	(267)
Impairment loss on financial assets	(5)	0	(88)
Other net impairment reversals/(charges):
Impairment (Charge)			(4)
Contract assets (Charge)	5
Contract assets (Reversal)	3	0
Other impairment charges	5	(4)	(226)
Profit/(loss) before tax	540	361	(280)
Financial expenses	(118)	(147)	(144)
Fair value gains on contingent purchase consideration	8	6	13
Tax on exceptional items	26	29	52
Tax	164	96	(20)
Operating exceptional items	(95)	(29)	(270)
Operating exceptional items analysed as:
Operating exceptional profit before tax	628	494	(153)
Right-of-use assets [member]
Other net impairment reversals/(charges):
Impairment (Charge)	(5)		(16)
Exceptional items [member]
Cost of sales:
Derecognition of right-of-use assets and lease liabilities	0	0	22
Gain on lease termination	0	0	30
Total cost of sales	0	0	34
Administrative expenses:
Commercial litigation and disputes	(28)	(25)	(5)
Administrative expenses	(40)	(25)	(30)
Share of losses of associate	(60)
Impairment loss on financial assets	0		(48)
Other net impairment reversals/(charges):
Management agreements (Charge)		0
Property plant and equipment (Charge)	(10)	0	(90)
Impairment (Charge)			(13)
Contract assets (Charge)	(5)	0	(53)
Management agreements (Reversal)	12	0	0
Property, plant and equipment (Reversal)	3	0	0
Contract assets (Reversal)	3	0	0
Other impairment charges	5	(4)	(226)
Profit/(loss) before tax	(95)	(29)	(263)
Financial expenses	0		(14)
Fair value gains on contingent purchase consideration	0		21
Tax on exceptional items	26	3	52
Exceptional tax	0	26
Tax	26	29	52
Operating exceptional items analysed as:
Operating exceptional profit before tax	(95)	(29)	(270)
Exceptional items [member] | Integration costs [member]
Administrative expenses:
Integration costs	0		(6)
Exceptional items [member] | Cost of ceasing operations [member]
Administrative expenses:
Costs of ceasing operations in Russia	(12)	0
Exceptional items [member] | Cost of Sales [Member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs	0	0	(8)
Exceptional items [member] | Administrative Expenses [member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs	0		(19)
Exceptional items [member] | Right-of-use assets [member]
Other net impairment reversals/(charges):
Impairment (Charge)	(2)	0	(16)
Impairment (Reversal)	2	0	0
Exceptional items [member] | Management agreements [member]
Other net impairment reversals/(charges):
Management agreements (Charge)	0		(48)
Exceptional items [member] | Onerous Contracts Provisions [Member]
Cost of sales:
Provisions charged to income statement (incl onerous contracts)	0	0	(10)
Exceptional items [member] | Associates [member]
Other net impairment reversals/(charges):
Impairment (Charge)	0	(4)	(19)
Impairment (Reversal)	2	0	0
Operating exceptional items analysed as:
Operating exceptional profit before tax	(42)
Exceptional items [member] | Americas [member]
Operating exceptional items analysed as:
Operating exceptional profit before tax	(46)	(22)	(118)
Exceptional items [member] | EMEAA [member]
Operating exceptional items analysed as:
Operating exceptional profit before tax	(49)	$ (7)	(128)
Exceptional items [member] | Greater China [member]
Operating exceptional items analysed as:
Operating exceptional profit before tax	0		(5)
Exceptional items [member] | Central [member]
Operating exceptional items analysed as:
Operating exceptional profit before tax	$ 0		$ (19)